A summary of the changes in stock options for the years ended December 31, 2021 and 2020 is presented below: (Details) - $ / shares											12 Months Ended
	Nov. 25, 2022	Jun. 06, 2022	Jan. 12, 2022	Dec. 21, 2021	Oct. 07, 2021	Jul. 14, 2021	Jun. 16, 2021	May 12, 2021	Feb. 09, 2021	Jan. 11, 2021	Dec. 31, 2022	Dec. 31, 2021
Share capital and reserves
Exercise price at beginning											$ 5.58
Number of options granted					5,000,000				2,085,687
Number of warrants balance at beginning											5,127,076	1,555,317
Number of options exercised												640,012
Number of options expired												(1,215,816)
Number of warrants balance at ending											10,127,076	5,127,076
Exercise price balance at ending											$ 3.34	$ 5.58
Stock Options [Member]
Share capital and reserves
Number of options balance at beginning												464,207
Exercise price at beginning											$ 3.10	$ 3.29
Number of options granted	70,000	394,822	127,500	86,495		63,882	21,294	42,588		59,624
Exercise price granted	$ 1.38	$ 1.60	$ 2.54	$ 2.54		$ 2.41	$ 1.76	$ 1.88		$ 3.29
Number of warrants balance at beginning											606,067
Number of options exercised												(51,106)
Exercise price exercised												$ 1.64
Number of options expired											(44,070)	(80,917)
Exercise price expired											$ 3.19	$ 3.40
Number of warrants balance at ending											1,154,319	606,067
Exercise price balance at ending											$ 2.42	$ 3.10
Number of options vested balance at end											872,055
Exercise price vested balance at end											$ 2.58